Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2012
Amounts Outstanding for Loans and Leases by Segment and Class

Amounts outstanding for loans and leases, by segment and class, are shown below.

	DECEMBER 31,
(In Millions)	2012	2011
Commercial
Commercial and Institutional	$7,468.5	$6,918.7
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035.0	978.8
Non-U.S.	1,192.3	1,057.5
Other	341.6	417.6

Total Commercial	12,897.2	12,354.3

Personal
Residential Real Estate	10,375.2	10,708.9
Private Client	6,130.1	5,651.4
Other	102.0	349.3

Total Personal	16,607.3	16,709.6
Total Loans and Leases	$29,504.5	$29,063.9
Allowance for Credit Losses Assigned to Loans and Leases	(297.9)	(294.8)

Net Loans and Leases	$29,206.6	$28,769.1

Components of Net Investment in Direct Finance and Leveraged Leases

The components of the net investment in direct finance and leveraged leases are as follows:

	DECEMBER 31,
(In Millions)	2012	2011
Direct Finance Leases:
Lease Receivable	$239.2	$156.3
Residual Value	162.2	149.2
Initial Direct Costs	3.5	2.9
Unearned Income	(43.5)	(44.1)

Investment in Direct Finance Leases	$361.4	$264.3

Leveraged Leases:
Net Rental Receivable	559.9	326.0
Residual Value	297.9	622.7
Unearned Income	(184.2)	(234.2)

Investment in Leveraged Leases	$673.6	$714.5

Lease Financing, net	$1,035.0	$978.8

Future Minimum Lease Payments to be Received

The following schedule reflects the future minimum lease payments to be received over the next five years under direct finance leases:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2013	$48.6
2014	45.7
2015	39.5
2016	29.1
2017	26.7

Loan and Lease Segment and Class Balances Segregated by Borrower Ratings into "1 to 3", "4 to 5" and "6 to 9" (Watch List) Categories

Loan and lease segment and class balances at December 31, 2012 and 2011 are provided below, segregated by borrower ratings into “1 to 3”, “4 to 5”, and “6 to 9” (watch list), categories.

	DECEMBER 31, 2012				DECEMBER 31, 2011
(In Millions)	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL
Commercial
Commercial and Institutional	$4,291.8	$3,040.6	$136.1	$7,468.5	$3,681.8	$3,029.1	$207.8	$6,918.7
Commercial Real Estate	888.6	1,710.9	260.3	2,859.8	1,247.1	1,467.2	267.4	2,981.7
Lease Financing, net	647.1	382.3	5.6	1,035.0	547.7	422.3	8.8	978.8
Non-U.S.	542.7	646.6	3.0	1,192.3	519.0	527.3	11.2	1,057.5
Other	167.2	174.4	–	341.6	241.4	176.2	–	417.6

Total Commercial	6,537.4	5,954.8	405.0	12,897.2	6,237.0	5,622.1	495.2	12,354.3

Personal
Residential Real Estate	3,003.3	6,868.2	503.7	10,375.2	2,777.1	7,501.0	430.8	10,708.9
Private Client	3,741.3	2,365.4	23.4	6,130.1	3,390.6	2,245.9	14.9	5,651.4
Other	50.0	52.0	–	102.0	162.3	187.0	–	349.3

Total Personal	6,794.6	9,285.6	527.1	16,607.3	6,330.0	9,933.9	445.7	16,709.6

Total Loans and Leases	$13,332.0	$15,240.4	$932.1	$29,504.5	$12,567.0	$15,556.0	$940.9	$29,063.9

Balances and Delinquency Status of Performing and Nonperforming Loans and Leases by Segment and Class as well as Total Other Real Estate Owned and Nonperforming Asset Balances

The following tables provide balances and delinquency status of performing and nonperforming loans and leases by segment and class, as well as the other real estate owned and total nonperforming asset balances, as of December 31, 2012 and 2011.

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2012
Commercial
Commercial and Institutional	$7,433.4	$6.4	$5.5	$1.6	$7,446.9	$21.6	$7,468.5
Commercial Real Estate	2,782.0	6.9	13.1	1.4	2,803.4	56.4	2,859.8
Lease Financing, net	1,035.0	–	–	–	1,035.0	–	1,035.0
Non-U.S.	1,192.3	–	–	–	1,192.3	–	1,192.3
Other	341.6	–	–	–	341.6	–	341.6

Total Commercial	12,784.3	13.3	18.6	3.0	12,819.2	78.0	12,897.2

Personal
Residential Real Estate	10,096.3	68.1	25.7	10.5	10,200.6	174.6	10,375.2
Private Client	6,091.3	14.8	16.3	5.5	6,127.9	2.2	6,130.1
Other	102.0	–	–	–	102.0	–	102.0

Total Personal	16,289.6	82.9	42.0	16.0	16,430.5	176.8	16,607.3

Total Loans and Leases	$29,073.9	$96.2	$60.6	$19.0	$29,249.7	$254.8	$29,504.5

			Other Real Estate Owned			$20.3

			Total Nonperforming Assets			$275.1

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2011
Commercial
Commercial and Institutional	$6,869.2	$15.0	$2.7	$0.5	$6,887.4	$31.3	$6,918.7
Commercial Real Estate	2,878.2	10.8	10.3	2.9	2,902.2	79.5	2,981.7
Lease Financing, net	978.8	–	–	–	978.8	–	978.8
Non-U.S.	1,057.5	–	–	–	1,057.5	–	1,057.5
Other	417.6	–	–	–	417.6	–	417.6

Total Commercial	12,201.3	25.8	13.0	3.4	12,243.5	110.8	12,354.3

Personal
Residential Real Estate	10,428.0	67.7	27.6	8.0	10,531.3	177.6	10,708.9
Private Client	5,623.0	15.7	5.7	1.7	5,646.1	5.3	5,651.4
Other	349.3	–	–	–	349.3	–	349.3

Total Personal	16,400.3	83.4	33.3	9.7	16,526.7	182.9	16,709.6

Total Loans and Leases	$28,601.6	$109.2	$46.3	$13.1	$28,770.2	$293.7	$29,063.9

			Other Real Estate Owned			$21.2

			Total Nonperforming Assets			$314.9

Impaired Loans By Segment and Class

The following tables provide information related to impaired loans by segment and class.

	AS OF DECEMBER 31, 2012			AS OF DECEMBER 31, 2011
(In Millions)	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE
With no related specific allowance
Commercial and Institutional	$15.1	$19.3	$–	$21.4	$24.0	$–
Commercial Real Estate	64.9	76.9	–	46.5	68.0	–
Lease Financing, net	4.6	4.6	–	–	–	–
Residential Real Estate	131.3	165.7	–	134.4	162.6	–
Private Client	0.8	1.0	–	1.6	1.9	–
With a related specific allowance
Commercial and Institutional	8.1	10.2	2.8	11.9	20.5	8.8
Commercial Real Estate	32.3	33.8	8.2	41.4	50.1	14.1
Residential Real Estate	11.8	13.0	6.1	18.9	26.2	8.9
Private Client	0.9	0.9	0.9	3.3	3.6	1.0
Total
Commercial	125.0	144.8	11.0	121.2	162.6	22.9
Personal	144.8	180.6	7.0	158.2	194.3	9.9

Total	$269.8	$325.4	$18.0	$279.4	$356.9	$32.8

	YEAR ENDED DECEMBER 31, 2012		YEAR ENDED DECEMBER 31, 2011
(In Millions)	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED
With no related specific allowance
Commercial and Institutional	$22.7	$0.1	$18.3	$0.1
Commercial Real Estate	51.6	1.2	33.0	0.5
Lease Financing, net	3.8	–	–	–
Residential Real Estate	117.3	0.8	111.8	2.1
Private Client	1.6	–	2.2	–
With a related specific allowance
Commercial and Institutional	6.9	–	23.6	–
Commercial Real Estate	23.3	–	59.8	–
Residential Real Estate	14.3	–	9.7	–
Private Client	1.0	–	2.0	–
Total
Commercial	108.3	1.3	134.7	0.6
Personal	134.2	0.8	125.7	2.1

Total	$242.5	$2.1	$260.4	$2.7

Note: Average recorded investments in impaired loans are calculated as the average of the month-end impaired loan balances for the period.

Number of Loans and Leases Modified in TDRs and total Recorded Investments and Unpaid Principal Balances

The following tables provide, by segment and class, the number of loans and leases modified in TDRs during the years ended December 31, 2012 and 2011, and the recorded investments and unpaid principal balances as of December 31, 2012 and 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
December 31, 2012 Commercial
Commercial and Institutional	3	$0.6	$1.2
Commercial Real Estate	13	36.6	39.2
Lease Financing, net	1	4.7	4.7

Total Commercial	17	41.9	45.1

Personal
Residential Real Estate	116	15.9	22.0
Private Client	1	0.8	0.8

Total Personal	117	16.7	22.8

Total Loans and Leases	134	$58.6	$67.9

Note: Period end balances reflect all paydowns and charge-offs during the year.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
December 31, 2011 Commercial
Commercial and Institutional	6	$10.4	$12.1
Commercial Real Estate	16	34.0	42.6

Total Commercial	22	44.4	54.7

Personal
Residential Real Estate	148	32.6	40.4
Private Client	1	–	–

Total Personal	149	32.6	40.4

Total Loans and Leases	171	$77.0	$95.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

Number of Loans and Leases Modified in Troubled Debt Restructurings which Became Nonperforming, as well as Total Recorded Investments and Unpaid Principal Balances

The following table provides, by segment and class, the number of loans and leases which had both become nonperforming during the year ended December 31, 2011, and been modified in the proceeding 12-month period, as well as their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	1	$–	$0.4

Total Commercial	1	–	0.4

Personal
Residential Real Estate	8	2.1	2.6
Private Client	1	0.8	1.1

Total Personal	9	2.9	3.7

Total Loans and Leases	10	$2.9	$4.1

Note: Period end balances reflect all paydowns and charge-offs during the year.